Cover	Mar. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2026
Entity File Number	000-12957
Entity Registrant Name	ENZON PHARMACEUTICALS, INC.
Entity Central Index Key	0000727510
Entity Tax Identification Number	22-2372868
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20 Commerce Drive (Suite 135)
Entity Address, City or Town	Cranford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07016
City Area Code	732
Local Phone Number	980-4500
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false